Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2010, the Company acquired the technical contributions and assignment of all exclusive rights to and for the SampleMD patent in process at the time from an officer and shareholder in exchange for 300,000 shares of common stock to be granted at the discretion of the seller in addition to 200,000 stock options, which expire in April 2015, that were valued at $360,000. The shares were valued on the grant date at $570,000 and have been recorded as a payable to the related party.